Fair Value Measurements - Reconciliation of Net Liabilities Classified as Level 3 (Detail) - Level 3 - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ (9)	$ (8)
Additions		(2)
Reductions	7
Payments	1	1
Ending balance	$ (1)	$ (9)